Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.3%
Credit Acceptance Auto Loan Trust 2017-1, 3.4800%, 2/17/26 (144A)	$550,000		$551,376
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 1.8846%, 3/13/46‡	1,136,655	GBP	1,396,135
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 2.9169%, 12/16/59 (144A)‡	1,066,714		1,065,044
RMAC Securities No 1 2006-NS3X PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.9330%, 6/12/44‡	784,139	GBP	912,602
RMAC Securities No 1 2006-NS4X PLC,
ICE LIBOR GBP 3 Month + 0.1700%, 0.9530%, 6/12/44‡	781,111	GBP	906,671
RMAC Securities No 1 PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.9330%, 6/12/44‡	226,203	GBP	263,573
Stratton Mortgage Funding PLC,
ICE LIBOR GBP 3 Month + 0.8000%, 1.5799%, 3/12/44‡	1,488,846	GBP	1,819,479
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $7,498,662)			6,914,880
Corporate Bonds – 5.7%
Banking – 0.3%
JPMorgan Chase & Co,
Euro Interbank Offered Rate 3 Month + 0.7600%, 1.0900%, 3/11/27‡	442,000	EUR	502,893
Basic Industry – 0.3%
CF Industries Inc, 7.1250%, 5/1/20	618,000		634,995
Communications – 0.5%
Sky Ltd, 2.5000%, 9/15/26	396,000	EUR	497,063
Verizon Communications Inc, 3.2500%, 2/17/26	382,000	EUR	493,489
			990,552
Consumer Cyclical – 0.7%
Richemont International Holding SA, 1.0000%, 3/26/26	871,000	EUR	1,001,390
Volkswagen Leasing GmbH, 1.6250%, 8/15/25	438,000	EUR	498,855
			1,500,245
Consumer Non-Cyclical – 0.7%
Mars Inc, 4.1250%, 4/1/54 (144A)	474,000		545,307
Medtronic Global Holdings, 0.2500%, 7/2/25	260,000	EUR	285,394
Takeda Pharmaceutical Co Ltd, 3.0000%, 11/21/30	467,000	EUR	606,733
			1,437,434
Electric – 0.2%
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	493,872
Energy – 0.3%
Continental Resources Inc/OK, 5.0000%, 9/15/22	674,000		679,938
Financial Institutions – 0.3%
Akelius Residential Property AB, 1.1250%, 3/14/24	540,000	EUR	604,953
Government Sponsored – 0.8%
Electricite de France SA, 2.0000%, 10/2/30	400,000	EUR	494,962
Enexis Holding NV, 0.7500%, 7/2/31	456,000	EUR	514,928
ESB Finance DAC, 2.1250%, 11/5/33	398,000	EUR	516,281
			1,526,171
Industrial – 0.6%
CPI Property Group SA, 1.4500%, 4/14/22	550,000	EUR	612,820
Globalworth Real Estate Investments Ltd, 2.8750%, 6/20/22	496,000	EUR	575,816
			1,188,636
Real Estate Investment Trusts (REITs) – 0.3%
Unibail-Rodamco-Westfield SE, 1.7500%, 7/1/49	500,000	EUR	570,723
Technology – 0.5%
Fidelity National Information Services Inc, 2.9500%, 5/21/39	410,000	EUR	549,626
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	522,590
			1,072,216
Transportation – 0.2%
Abertis Infraestructuras SA, 2.3750%, 9/27/27	400,000	EUR	475,730
Total Corporate Bonds (cost $11,533,045)			11,678,358
Foreign Government Bonds – 48.4%
Australia Government Bond, 5.7500%, 7/15/22	1,849,000	AUD	1,419,789
Australia Government Bond, 3.0000%, 3/21/47	4,056,000	AUD	3,567,466
Canadian Government Bond, 1.5000%, 8/1/21	1,942,000	CAD	1,463,867
Canadian Government Bond, 2.0000%, 6/1/28	6,411,000	CAD	5,087,712
Canadian Government Bond, 2.7500%, 12/1/48	724,000	CAD	701,209
French Republic Government Bond OAT, 4.0000%, 4/25/60	248,246	EUR	590,883
Indonesia Treasury Bond, 8.1250%, 5/15/24	70,417,000,000	IDR	5,243,312
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	5,026,000	EUR	5,656,441
Italy Buoni Poliennali Del Tesoro, 3.0000%, 8/1/29	1,963,000	EUR	2,578,299
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	1,116,000	EUR	1,652,055
Japan Government Five Year Bond, 0.1000%, 3/20/23	71,050,000	JPY	667,828

Shares or Principal Amounts			Value
Foreign Government Bonds – (continued)
Japan Government Forty Year Bond, 0.8000%, 3/20/58	316,350,000	JPY	$3,313,379
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	822,694
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	247,700,000	JPY	2,515,721
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	864,503	EUR	1,445,681
Mexican Bonos, 8.0000%, 12/7/23	195,458,000	MXN	10,371,389
Mexican Bonos, 10.0000%, 12/5/24	86,600,000	MXN	5,019,034
New Zealand Government Bond, 3.0000%, 4/20/29	9,466,000	NZD	6,945,313
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	4,379,531
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	4,337,929
Republic of Poland Government Bond, 1.5000%, 4/25/20	9,528,000	PLN	2,380,277
Spain Government Bond, 3.8000%, 4/30/24 (144A)	4,987,000	EUR	6,461,361
Spain Government Bond, 2.3500%, 7/30/33 (144A)	2,243,000	EUR	3,073,878
Spain Government Bond, 2.9000%, 10/31/46 (144A)	1,310,000	EUR	2,066,341
Sweden Government Bond, 0.7500%, 11/12/29 (144A)	28,350,000	SEK	3,181,784
Sweden Government Bond, 3.5000%, 3/30/39	35,830,000	SEK	5,983,317
United Kingdom Gilt, 1.6250%, 10/22/28	4,303,085	GBP	5,863,335
United Kingdom Gilt, 1.5000%, 7/22/47	2,002,815	GBP	2,776,223
Total Foreign Government Bonds (cost $95,338,373)			99,566,048
Inflation-Indexed Bonds – 6.6%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/29	1,007,110,200	JPY	9,716,177
United States Treasury Inflation Indexed Bonds, 1.0000%, 2/15/49	$3,447,846		3,901,451
Total Inflation-Indexed Bonds (cost $13,793,944)			13,617,628
United States Treasury Notes/Bonds – 33.1%
2.5000%, 12/31/20	6,103,500		6,156,190
2.5000%, 1/31/21	8,334,500		8,413,287
2.1250%, 5/31/21	8,327,000		8,383,272
1.7500%, 7/15/22	9,307,900		9,345,713
2.8750%, 9/30/23	1,542,000		1,619,642
2.8750%, 10/31/23	2,662,000		2,798,844
2.5000%, 1/31/24	5,251,000		5,454,681
2.6250%, 12/31/25	2,016,200		2,137,093
2.3750%, 5/15/29	5,808,100		6,169,518
5.0000%, 5/15/37	3,925,500		5,792,873
3.3750%, 11/15/48	6,634,300		8,459,769
3.0000%, 2/15/49	2,802,100		3,343,693
Total United States Treasury Notes/Bonds (cost $65,646,048)			68,074,575
Investment Companies – 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $2,211,000)	2,211,000		2,211,000
Total Investments (total cost $196,021,072) – 98.2%			202,062,489
Cash, Receivables and Other Assets, net of Liabilities – 1.8%			3,753,415
Net Assets – 100%			$205,815,904

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$78,952,634	39.1%
Japan	17,642,532	8.7
Canada	15,970,248	7.9
Mexico	15,390,423	7.6
United Kingdom	14,435,081	7.1
Spain	12,571,182	6.2
Italy	9,886,795	4.9
Sweden	9,770,054	4.8
New Zealand	6,945,313	3.4
Australia	6,052,299	3.0
Indonesia	5,243,312	2.6
Poland	2,380,277	1.2
France	1,656,568	0.8
Belgium	1,445,681	0.7
Switzerland	1,001,390	0.5
Czech Republic	612,820	0.3
Romania	575,816	0.3
Ireland	516,281	0.3
Netherlands	514,928	0.3
Germany	498,855	0.3

Total	$202,062,489	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	$20,490	$98	$87	$2,211,000

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	3,636,167	26,539,195	(27,964,362)	2,211,000

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	12/4/19	(4,332,000)	$2,978,727	$49,627
British Pound	12/4/19	(444,000)	548,817	1,676
Danish Krone	12/4/19	(206,000)	30,602	368
Euro	12/4/19	143,000	(158,390)	(1,829)
Japanese Yen	12/4/19	25,681,000	(239,658)	(1,106)
Mexican Peso	12/4/19	(71,632,000)	3,616,956	23,347
New Zealand Dollar	12/4/19	(3,071,000)	1,974,736	49,556

				121,639
Barclays Capital, Inc.:
Australian Dollar	12/4/19	(2,101,000)	1,444,566	23,966
British Pound	12/4/19	69,000	(85,348)	(319)
Canadian Dollar	12/4/19	(10,546,000)	7,995,503	26,432
Euro	12/4/19	(963,000)	1,065,954	11,633
Japanese Yen	12/4/19	505,571,000	(4,718,484)	(22,204)
Norwegian Krone	12/4/19	(18,589,000)	2,073,319	27,297
Polish Zloty	12/4/19	(1,096,000)	278,136	4,473
Swedish Krona	12/4/19	11,752,000	(1,219,814)	(20,626)

				50,652
BNP Paribas:
British Pound	12/4/19	1,606,000	(1,985,315)	(6,243)
Canadian Dollar	12/4/19	(7,205,000)	5,462,741	18,293
Euro	12/4/19	(1,240,000)	1,373,089	15,501
Japanese Yen	12/4/19	395,979,000	(3,695,213)	(16,940)
New Zealand Dollar	12/4/19	(379,000)	243,621	6,030

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Norwegian Krone	12/4/19	23,970,000	$(2,674,249)	(35,960)
Polish Zloty	12/4/19	127,000	(32,240)	(529)
Swedish Krona	12/4/19	(24,590,000)	2,553,322	44,129

				24,281
Citibank, National Association:
British Pound	12/4/19	(11,419,000)	14,119,413	47,792
Canadian Dollar	12/4/19	3,858,000	(2,925,687)	(10,394)
Euro	12/4/19	(2,100,680)	2,329,481	29,594
Japanese Yen	12/4/19	776,428,000	(7,238,842)	(26,554)
Mexican Peso	12/4/19	(50,516,000)	2,552,330	18,061
New Zealand Dollar	12/4/19	(5,784,000)	3,718,402	92,469
Swedish Krona	12/4/19	(56,767,000)	5,878,175	85,602

				236,570
HSBC Securities (USA), Inc.:
British Pound	12/4/19	(647,000)	799,693	2,395
Euro	12/4/19	594,000	(657,812)	(7,483)
Japanese Yen	12/4/19	251,202,000	(2,344,538)	(11,107)
Mexican Peso	12/4/19	(18,704,000)	944,632	6,296
New Zealand Dollar	12/4/19	(1,984,000)	1,275,345	31,595
Norwegian Krone	12/4/19	(3,147,000)	351,264	4,885

				26,581
JPMorgan Chase Bank, National Association:
British Pound	12/4/19	7,116,000	(8,797,269)	(28,230)
Euro	12/4/19	15,171,000	(16,797,612)	(187,954)
Japanese Yen	12/4/19	862,911,000	(8,052,538)	(36,906)
Mexican Peso	12/4/19	(170,063,000)	8,581,196	49,535
Norwegian Krone	12/4/19	(450,000)	50,221	691
Polish Zloty	12/4/19	(8,573,000)	2,176,485	35,871

				(166,993)
Total				$292,730

Schedule of OTC Interest Rate Swaps
Counterparty/ Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Barclays Capital :

UK RPI All Items NSA	3.6340% Fixed	Quarterly	8/15/29	7,900,000	GBP	$(120,838)	$(120,838)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 61,854,340
Forward foreign currency exchange contracts, sold	74,138,817
Futures contracts, purchased	770,373
Futures contracts, sold	1,180,014
Interest rate swaps, receive fixed rate/pay floating rate	(56,928)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $20,042,827, which represents 9.7% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$6,914,880	$-
Corporate Bonds	-	11,678,358	-
Foreign Government Bonds	-	99,566,048	-
Inflation-Indexed Bonds	-	13,617,628	-
United States Treasury Notes/Bonds	-	68,074,575	-
Investment Companies	-	2,211,000	-
Total Investments in Securities	$-	$202,062,489	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	707,114	-
Total Assets	$-	$202,769,603	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$414,384	$-
Outstanding Swap Contracts, at Value	-	120,838	-
Total Liabilities	$-	$535,222	$-

(a)	Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.